Shareholders' Equity (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Number of options, Outstanding, Beginning balance	4,074,653
Weighted-average exercise price, Outstanding, Beginning balance	$ 17.60
Weighted-average remaining contractual term (in years), Outstanding, Beginning balance	2 years 8 months 5 days	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding, Beginning balance	$ 51,707
Number of options, Granted	395,200
Weighted-average exercise price, Granted	$ 34.83
Number of options, Exercised	(935,152)
Weighted-average exercise price, Exercised	$ 11.38
Number of options, Expired	(13,000)
Weighted-average exercise price, Expired	$ 13.50
Number of options, Forfeited	(363,427)
Weighted-average exercise price, Forfeited	$ 25.07
Number of options, Outstanding, Ending balance	3,158,274	4,074,653
Weighted-average exercise price, Outstanding, Ending balance	$ 20.76	$ 17.60
Weighted-average remaining contractual term (in years), Outstanding, Ending balance	2 years 8 months 5 days	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding, Ending balance	40,796	51,707
Number of options, Exercisable	1,402,650
Weighted-average exercise price, Exercisable	$ 14.10
Weighted-average remaining contractual term (in years), Exercisable	1 year 10 months 28 days
Aggregate intrinsic value, Exercisable	26,588
Number of options, Vested and expected to vest	2,997,841
Weighted-average exercise price, Vested and expected to vest	$ 20.23
Weighted-average remaining contractual term (in years), Vested and expected to vest	2 years 7 months 13 days
Aggregate intrinsic value, Vested and expected to vest	$ 40,160